Short-term Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 623,915,000	$ 87,877	¥ 185,983,000	¥ 253,700,000
Repayment of short-term borrowings	397,966,000	$ 56,052	156,970,000	560,972,000
Remaining balance of loan agreements	¥ 349,931,000		¥ 123,983,000			$ 49,287
Debt instrument, interest rate	5.00%					5.00%
Weighted average interest rate	3.51%	3.51%	4.54%
Bank Borrowings
Short Term Debt [Line Items]
Proceeds from short-term borrowings				¥ 56,700,000
Remaining balance of loan agreements	¥ 0		¥ 0
Debt instrument, term				1 year
Weighted average interest rate				5.09%
Credit Facility Agreements
Short Term Debt [Line Items]
Remaining balance of loan agreements	¥ 349,931,000		¥ 123,983,000
Revolving Credit Facility
Short Term Debt [Line Items]
Debt instrument, term	1 year	1 year	1 year
2020 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings					¥ 610,683,000
Repayment of short-term borrowings				¥ 226,291,000	¥ 384,392,000
Weighted average interest rate					6.26%
2021 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings				197,000,000
Repayment of short-term borrowings			¥ 50,000,000	¥ 147,000,000
Weighted average interest rate				5.09%
2022 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings			185,983,000
Repayment of short-term borrowings	¥ 123,983,000		¥ 62,000,000
Weighted average interest rate			4.60%
2023 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings	623,915,000
Repayment of short-term borrowings	¥ 273,983,000
Weighted average interest rate	3.83%	3.83%
Maximum | Revolving Credit Facility
Short Term Debt [Line Items]
Unused revolving credit facilities	¥ 837,069,000		¥ 286,017,000